Regulatory Capital Requirements (Risk-adjusted Capital Amounts and Ratios, United States of America, MUB) (Detail) - U.S. Basel III [Member] - USD ($) $ in Millions		Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 capital (to quarterly average assets): Ratio for capital adequacy purposes		4.00%
Capital conservation buffer phase-in arrangements		0.625%
MUB [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount			$ 14,560	$ 14,003
Tier 1 capital (to risk-weighted assets): Actual amount			13,056	12,384
Tier 1 capital (to quarterly average assets): Actual amount	[1]		13,056	12,384
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount			$ 13,056	$ 12,384
Total capital (to risk-weighted assets): Actual ratio			16.29%	14.91%
Tier 1 capital (to risk-weighted assets): Actual ratio			14.61%	13.18%
Tier 1 capital (to quarterly average assets): Actual ratio	[1]		11.46%	11.03%
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio			14.61%	13.18%
Total capital (to risk-weighted assets): Amount for capital adequacy purposes	[2]		$ 7,709	$ 7,514
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	[2]		5,922	5,636
Tier 1 capital (to quarterly average assets): Amount for capital adequacy purposes	[1],[2]		4,558	4,490
Common Equity Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	[2]		$ 4,581	$ 4,227
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes	[2]		8.625%	8.00%
Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes	[2]		6.625%	6.00%
Tier 1 capital (to quarterly average assets): Ratio for capital adequacy purposes	[1],[2]		4.00%	4.00%
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes	[2]		5.125%	4.50%
Total capital (to risk-weighted assets): Amount required to be "well capitalized"			$ 8,938	$ 9,393
Tier 1 capital (to risk-weighted assets): Amount required to be "well capitalized"			7,151	7,514
Tier 1 capital (to quarterly average assets): Amount required to be "well capitalized"	[1]		5,697	5,612
Common Equity Tier 1 capital (to risk-weighted assets): Amount required to be "well capitalized"			$ 5,810	$ 6,105
Total capital (to risk-weighted assets): Ratios OCC requires to be "well capitalized"			10.00%	10.00%
Tier 1 capital (to risk-weighted assets): Ratios OCC required to be "well capitalized"			8.00%	8.00%
Tier 1 capital (to quarterly average assets): Ratios OCC required to be "well capitalized"	[1]		5.00%	5.00%
Common Equity Tier 1 capital (to risk-weighted assets): Ratios OCC required to be "well capitalized"			6.50%	6.50%
Capital conservation buffer phase-in arrangements			0.625%

[1]	Excludes certain deductions.
[2]	Beginning January 1, 2016, the minimal capital requirement includes a capital conservation buffer of 0.625%.